AMOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2025
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
4.	AMOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31	December 31
	2025	2024
Sales tax receivable	$58	$49
Interest, refundable deposits, and other receivables	61	103
Prepaid expenses [1]	1,987	1,756
Total	$2,106	$1,908

Notes to table:

1. Includes prepaid insurance, which is amortized over the insurance term.